D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contingent Liabilities
Contingent liabilities

	2018	2017
Contingent liabilities	1,638	1,561

Total	1,638	1,561